Supplemental consolidated statements of income information	12 Months Ended
Mar. 31, 2026
Disclosure of Supplemental consolidated statements of income information [Abstract]
Supplemental consolidated statements of income information
23.	Supplemental consolidated statements of income information

(1)	Other operating (income) expense, net
Sony records transactions in other operating (income) expense, net due to either the nature of the transaction or in consideration of factors including the relationship to Sony’s core operations.
Other operating (income) expense, net is comprised of the
following
:

	Yen in millions
	Fiscal year ended March 31
	2024	2025	2026
Realization of unrealized gains on land transferred by Sony Group Corporation to Sony Life Insurance Co., Ltd. in past fiscal years, in connection with the execution of the Partial Spin-off of the Financial Services business	-	-	(43,899)
Gain on remeasurement of previously existing equity interest in Peanuts Holdings *1	-	-	(34,662)
(Gain) loss on purchase/sale of interests in subsidiaries and associates, net	(6,905)	(18,426)	1,860
(Gain) loss on sale, disposal or impairment of assets, net * 2	(4,977)	14,265	118,690
Other	1,748	(7,061)	(7,933)

	(10,134)	(11,222)	34,056

*1	For further details, refer to Note 30 (1).
*2	The figures for the fiscal year ended March 31, 2026 mainly include impairment losses recognized on the non-financial assets of Bungie and Pixomondo. For further details, refer to Note 12.

In connection with the Resolution for the plan regarding the execution of the Partial
Spin-off
of the Financial Services business, the Financial Services business was classified as a discontinued operation. Therefore, income and loss from the Financial Services business is included in net income (loss) from discontinued operations in the consolidated statements of income. Consequently, the figures for comparative periods have been re-presented
into continuing operations and discontinued operations.

(2)	Research and development expenditures
Research and development expenditures from continuing operations in the consolidated statements of income recognized as an expense for the fiscal years ended March 31, 2024, 2025 and 2026 were
742,772 million yen, 734,578 million yen and 762,027 million yen, respectively.

(3)	Advertising costs
Advertising costs included in selling, general and administrative expenses from continuing operations in the consolidated statements of income for the fiscal years ended March 31, 2024, 2025 and 2026 were
422,655 million yen, 413,795 million yen and 440,073 million yen, respectively.

(4)	Shipping and handling costs
Shipping and handling costs for finished goods included in selling, general and administrative expenses from continuing operations in the consolidated statements of income for the fiscal years ended March 31, 2024, 2025 and 2026 were
85,108 million yen, 86,762 million yen and 79,462 million yen, respectively, which included the internal transportation costs of finished goods.